SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2017
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

8.     SHORT-TERM INVESTMENTS

	December 31,
	2016	2017	2017
	RMB	RMB	(Note2) USD
			Unaudited

AFS investments	218,940	1,049,045	161,235
Reverse repurchase agreements	—	162,961	25,047

Total	218,940	1,212,006	186,282

As at December 31, 2017, reverse repurchase agreements represent reverse repurchase of Chinese government bond that has an original maturity date less than one month, which is recorded at amortized cost. AFS investments mainly include wealth management products issued by banks, trust plans issued by licensed trust companies and fund investments managed by licensed asset management companies.

As at December 31, 2016, short-term investments are AFS investments of RMB 218.94 million, which represent wealth management products issued by banks.

Wealth management products issued by banks mainly invest in money market and fixed income products, including government bonds, treasury bills, and other fixed income investments. Funds are those investments in fund of funds, and the underlying investments include fixed income products, commodity contracts, derivatives and other investments. Wealth management products and fund investments can be redeemed upon demand. The underlying investment in trust plans mainly include debts, beneficiary rights and other equity investments.

		Gross
	Aggregate	unrealized
At December 31, 2017	cost basis	holding losses	Aggregate fair value
	RMB	RMB	RMB	USD
				(Note2)
				Unaudited

Available-for-sale investments	1,061,354	(12,309)	1,049,045	161,235

Total	1,061,354	(12,309)	1,049,045	161,235

		Gross
	Aggregate	unrealized
At December 31, 2016	cost basis	holding gains	Aggregate fair value
	RMB	RMB	RMB	USD
				(Note2)
				Unaudited
Available-for-sale investments	218,940	—	218,940	31,534

Total	218,940	—	218,940	31,534